STOCK OPTIONS AND WARRANTS (Details 1)	12 Months Ended
Jun. 30, 2012
Stock Options And Warrants Details 1
Expected volatility	84.00%
Risk-free interest rate, minimum	0.85%
Risk-free interest rate, maximum	0.91%
Expected life in years	5 years
Assumed dividend yield	0.00%